Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Average
	Summary		Summary				Summary	Average	Value of Initial Fixed $100
	Compensation		Compensation		Summary		Compensation	Compensation	Investment Based on:			Diluted FAD,
	Table	Compensation	Table	Compensation	Compensation	Compensation	Table	Actually	Company	Peer Group(7)		Excluding
	Total for	Actually Paid	Total for	Actually Paid	Table Total for	Actually Paid	Total for	Paid to	Total	Total		Non-recurring
	PEO	PEO(1)	PEO	PEO(2)	PEO	PEO(3)	Non-PEO	Non-PEO	Stockholder	Stockholder		Items,
Year	Ms. Simpson	Ms. Simpson	Ms. Shelley-Kessler	Ms. Shelley-Kessler	Mr. Malin	Mr. Malin	NEO(4)	NEO(5)	Return(6)	Return(6)	Net Income	per Share
2024	$—	$—	$2,682,850	$4,315,777	$2,682,850	$4,315,777	$3,197,314	$5,139,072	$105.93	$123.25	$94,879,000	$2.67
2023	5,079,210	3,131,321	—	—	—	—	2,569,201	1,615,697	92.16	113.35	91,462,000	2.75
2022	4,512,891	3,991,312	—	—	—	—	2,276,362	2,018,260	95.26	99.66	100,584,000	2.68
2021	4,076,679	2,432,064	—	—	—	—	2,076,016	1,308,918	86.19	131.78	56,224,000	2.43
2020	4,087,342	3,941,547	—	—	—	—	2,058,205	1,980,642	92.44	92.00	95,677,000	2.97
(1)	The “Summary Compensation Table Total” row for PEO Ms. Simpson incorrectly included dividend equivalents paid on stock awards in fiscal year 2023, 2022, 2021 and 2020 since the dividend equivalents were included in the grant date fair value. The “Summary Compensation Table Total” and “Compensation Actually Paid” to PEO Ms. Simpson have been revised from the proxy statement for the 2024 and 2023 Annual Meeting of Stockholders. The calculation of “compensation actually paid” to PEO Ms. Simpson reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2024	2023	2022	2021	2020
Summary Compensation Table Total	$—	$5,079,210	$4,512,891	$4,076,679	$4,087,342
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	—	(2,950,000)	(2,500,000)	(2,500,000)	(2,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	—	2,124,068	2,592,074	1,879,475	1,886,213
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	—	(1,173,194)	(610,633)	(1,615,636)	(655,436)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	—	51,237	(3,020)	591,546	1,123,428
Compensation Actually Paid	$—	$3,131,321	$3,991,312	$2,432,064	$3,941,547
(2)	The calculation of “compensation actually paid” to PEO Ms. Shelley-Kessler reflects the following adjustments:

Fiscal Year
2024
Summary Compensation Table Total	$2,682,850
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(1,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	1,856,047
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	1,222,311
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	54,569
Compensation Actually Paid	$4,315,777
(3)	The calculation of “compensation actually paid” to PEO Mr. Malin reflects the following adjustments:

Fiscal Year
2024
Summary Compensation Table Total	$2,682,850
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(1,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	1,856,047
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	1,222,311
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	54,569
Compensation Actually Paid	$4,315,777

(4)	For fiscal year 2024, Wendy Simpson and Caroline Chikhale are included as the non-PEO NEOs. For fiscal years 2020 through 2023, Pamela Shelley-Kessler and Clint Malin are included as the non-PEO NEOs.
(5)	The “Summary Compensation Table Total” row for Non-PEO NEOs incorrectly included dividend equivalents paid on stock awards in fiscal year 2023, 2022, 2021 and 2020 since the dividend equivalents were included in the grant date fair value. The “Summary Compensation Table Total” and “Compensation Actually Paid” to Non-PEO CEOs have been revised from the proxy statement for the 2024 and 2023 Annual Meeting of Stockholders. The calculation of average “compensation actually paid” to Non-PEO NEOs reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2024	2023	2022	2021	2020
Summary Compensation Table Total	$3,197,314	$2,569,201	$2,276,362	$2,076,016	$2,058,205
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(1,765,000)	(1,450,000)	(1,220,000)	(1,220,000)	(1,220,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	2,181,712	1,044,019	1,264,936	917,177	920,493
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	1,455,888	(572,520)	(301,523)	(848,551)	(395,908)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	69,158	24,997	(1,515)	384,276	617,852
Compensation Actually Paid	$5,139,072	$1,615,697	$2,018,260	$1,308,918	$1,980,642

(6)	TSR assumes $100 was invested on December 31, 2020 in our common stock and assumes the reinvestment of dividends.
(7)	The peer group constitutes the National Association of Real Estate Investment Trusts (“NAREIT”) Equity Index.

Company Selected Measure Name	Diluted FAD, excluding non-recurring items, per share
Named Executive Officers, Footnote
(4)	For fiscal year 2024, Wendy Simpson and Caroline Chikhale are included as the non-PEO NEOs. For fiscal years 2020 through 2023, Pamela Shelley-Kessler and Clint Malin are included as the non-PEO NEOs.

Peer Group Issuers, Footnote
(7)	The peer group constitutes the National Association of Real Estate Investment Trusts (“NAREIT”) Equity Index.

Adjustment To PEO Compensation, Footnote
(1)	The “Summary Compensation Table Total” row for PEO Ms. Simpson incorrectly included dividend equivalents paid on stock awards in fiscal year 2023, 2022, 2021 and 2020 since the dividend equivalents were included in the grant date fair value. The “Summary Compensation Table Total” and “Compensation Actually Paid” to PEO Ms. Simpson have been revised from the proxy statement for the 2024 and 2023 Annual Meeting of Stockholders. The calculation of “compensation actually paid” to PEO Ms. Simpson reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2024	2023	2022	2021	2020
Summary Compensation Table Total	$—	$5,079,210	$4,512,891	$4,076,679	$4,087,342
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	—	(2,950,000)	(2,500,000)	(2,500,000)	(2,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	—	2,124,068	2,592,074	1,879,475	1,886,213
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	—	(1,173,194)	(610,633)	(1,615,636)	(655,436)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	—	51,237	(3,020)	591,546	1,123,428
Compensation Actually Paid	$—	$3,131,321	$3,991,312	$2,432,064	$3,941,547
(2)	The calculation of “compensation actually paid” to PEO Ms. Shelley-Kessler reflects the following adjustments:

Fiscal Year
2024
Summary Compensation Table Total	$2,682,850
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(1,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	1,856,047
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	1,222,311
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	54,569
Compensation Actually Paid	$4,315,777
(3)	The calculation of “compensation actually paid” to PEO Mr. Malin reflects the following adjustments:

Fiscal Year
2024
Summary Compensation Table Total	$2,682,850
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(1,500,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	1,856,047
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	1,222,311
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	54,569
Compensation Actually Paid	$4,315,777

Non-PEO NEO Average Total Compensation Amount	$ 3,197,314	$ 2,569,201	$ 2,276,362	$ 2,076,016	$ 2,058,205
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,139,072	1,615,697	2,018,260	1,308,918	1,980,642
Adjustment to Non-PEO NEO Compensation Footnote
(5)	The “Summary Compensation Table Total” row for Non-PEO NEOs incorrectly included dividend equivalents paid on stock awards in fiscal year 2023, 2022, 2021 and 2020 since the dividend equivalents were included in the grant date fair value. The “Summary Compensation Table Total” and “Compensation Actually Paid” to Non-PEO CEOs have been revised from the proxy statement for the 2024 and 2023 Annual Meeting of Stockholders. The calculation of average “compensation actually paid” to Non-PEO NEOs reflects the following adjustments:

	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
	2024	2023	2022	2021	2020
Summary Compensation Table Total	$3,197,314	$2,569,201	$2,276,362	$2,076,016	$2,058,205
Less: Grant Date Fair Value of Stock Awards in Fiscal Year	(1,765,000)	(1,450,000)	(1,220,000)	(1,220,000)	(1,220,000)
Fair Value of Equity Awards Granted During the Year and Unvested at Year End	2,181,712	1,044,019	1,264,936	917,177	920,493
Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End	1,455,888	(572,520)	(301,523)	(848,551)	(395,908)
Change in Fair Value of Equity Awards Granted in Prior Years and Vested During the Year	69,158	24,997	(1,515)	384,276	617,852
Compensation Actually Paid	$5,139,072	$1,615,697	$2,018,260	$1,308,918	$1,980,642

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures

As further described and defined in the “Executive Compensation Discussion and Analysis” above, the following is an unranked list of financial performance measures that we consider most important in linking the “compensation actually paid” to our NEOs for 2024 with our performance.

◆	Diluted FFO, excluding non-recurring items, per share
◆	Diluted FAD, excluding non-recurring items, per share
◆	Adjusted FAD per share
◆	Return on Equity
◆	Cumulative TSR

In addition to the financial performance measures listed above, we view our stock price, upon which the value of all of our long-term incentive awards is dependent, as a key performance-based component of our executive compensation program in order to further align the interests of our senior management team with the interests of our stockholders.

Total Shareholder Return Amount	$ 105.93	92.16	95.26	86.19	92.44
Peer Group Total Shareholder Return Amount	123.25	113.35	99.66	131.78	92
Net Income (Loss)	$ 94,879,000	$ 91,462,000	$ 100,584,000	$ 56,224,000	$ 95,677,000
Company Selected Measure Amount | $ / shares	2.67	2.75	2.68	2.43	2.97
PEO Name	Wendy L. Simpson
Measure:: 1
Pay vs Performance Disclosure
Name	Diluted FFO, excluding non-recurring items, per share
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted FAD, excluding non-recurring items, per share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted FAD per share
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Equity
Measure:: 5
Pay vs Performance Disclosure
Name	Cumulative TSR
Wendy L. Simpson
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 5,079,210	$ 4,512,891	$ 4,076,679	$ 4,087,342
PEO Actually Paid Compensation Amount		3,131,321	3,991,312	2,432,064	3,941,547
Pamela J. Shelley-Kessler
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,682,850
PEO Actually Paid Compensation Amount	4,315,777
Clint B. Malin
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,682,850
PEO Actually Paid Compensation Amount	4,315,777
PEO | Wendy L. Simpson | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,950,000)	(2,500,000)	(2,500,000)	(2,500,000)
PEO | Wendy L. Simpson | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,124,068	2,592,074	1,879,475	1,886,213
PEO | Wendy L. Simpson | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,173,194)	(610,633)	(1,615,636)	(655,436)
PEO | Wendy L. Simpson | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		51,237	(3,020)	591,546	1,123,428
PEO | Pamela J. Shelley-Kessler | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,000)
PEO | Pamela J. Shelley-Kessler | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,856,047
PEO | Pamela J. Shelley-Kessler | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,222,311
PEO | Pamela J. Shelley-Kessler | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,569
PEO | Clint B. Malin | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,500,000)
PEO | Clint B. Malin | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,856,047
PEO | Clint B. Malin | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,222,311
PEO | Clint B. Malin | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,569
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,765,000)	(1,450,000)	(1,220,000)	(1,220,000)	(1,220,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,181,712	1,044,019	1,264,936	917,177	920,493
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,455,888	(572,520)	(301,523)	(848,551)	(395,908)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 69,158	$ 24,997	$ (1,515)	$ 384,276	$ 617,852